Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories, net	$ 118,547	$ 167,378
Successor [Member]
Inventories, gross	120,428	168,653
Less: excess of current cost over LIFO	(1,881)	(1,275)
Inventories, net	118,547	167,378
Predecessor [Member]
Inventories, gross			$ 126,100
Less: excess of current cost over LIFO			(11,930)
Inventories, net			114,170
New Recreational Vehicles [Member] | Successor [Member]
Inventories, gross	81,867	129,361
New Recreational Vehicles [Member] | Predecessor [Member]
Inventories, gross			89,668
Pre-owned Recreational Vehicles [Member] | Successor [Member]
Inventories, gross	35,359	34,905
Pre-owned Recreational Vehicles [Member] | Predecessor [Member]
Inventories, gross			31,378
Parts, Accessories and Other [Member] | Successor [Member]
Inventories, gross	$ 3,202	$ 4,387
Parts, Accessories and Other [Member] | Predecessor [Member]
Inventories, gross			$ 5,054